Other current receivables (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other current receivables [abstract]
Other receivables	SFr 691	SFr 182
Swiss VAT	112	320
Withholding tax	115	15
Total	SFr 918	SFr 517
Top of Range [Member]
Other current receivables [abstract]
Maturity period of assets	3 months